UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1. Reports to Stockholders

Semiannual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

September 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds ® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2019 to Sept. 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*

Actual Fund return†
Class A	$1,000.00	$965.90	1.28%	$6.29
Class C	1,000.00	962.10	2.03%	9.96
Class R	1,000.00	964.30	1.53%	7.51
Institutional Class	1,000.00	966.90	1.03%	5.06

Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.28%	$6.46
Class C	1,000.00	1,014.85	2.03%	10.23
Class R	1,000.00	1,017.35	1.53%	7.72
Institutional Class	1,000.00	1,019.85	1.03%	5.20

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10 equity holdings

Delaware Healthcare Fund	As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	100.58%
Biotechnology	32.86%
Blue Chip Medical Products	43.86%
Healthcare Services	11.76%
Other	4.83%
Small- / Mid-Cap Medical Products	7.27%
Rights	0.00%
Total Value of Securities	100.58%
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%

Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sanofi ADR	6.69%
Amgen	5.11%
Roche Holding	4.67%
MorphoSys	4.60%
Chugai Pharmaceutical	4.16%
Sanofi	3.77%
CVS Health	3.66%
Regeneron Pharmaceuticals	3.00%
uniQure	2.93%
UnitedHealth Group	2.79%

3

Schedule of investments

Delaware Healthcare Fund	September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.58%²
Biotechnology – 32.86%
ACADIA Pharmaceuticals †	194,776	$7,009,988
Alder Biopharmaceuticals †	75,000	1,414,500
Alexion Pharmaceuticals †	20,000	1,958,800
Alkermes †	370,000	7,218,700
Allogene Therapeutics †	146,779	4,000,462
Alnylam Pharmaceuticals †	41,000	3,297,220
Arena Pharmaceuticals †	525,000	24,029,250
ArQule †	630,000	4,517,100
Audentes Therapeutics †	153,941	4,324,203
Axovant Gene Therapies †	64,171	414,545
BioMarin Pharmaceutical †	112,000	7,548,800
Cellectis ADR †	219,675	2,284,620
Clovis Oncology †	100,200	393,786
Coherus Biosciences †	430,000	8,711,800
Dynavax Technologies †	760,000	2,717,000
Epizyme †	203,200	2,096,008
Five Prime Therapeutics †	100,000	387,500
Fortress Biotech †	100,000	141,000
Galmed Pharmaceuticals †	306,010	1,462,728
Genomic Health †	38,000	2,577,160
Immunomedics †	580,000	7,690,800
Incyte †	60,000	4,453,800
Intercept Pharmaceuticals †	27,000	1,791,720
Karyopharm Therapeutics †	380,000	3,655,600
Lexicon Pharmaceuticals †	450,000	1,354,500
MacroGenics †	275,000	3,509,000
Madrigal Pharmaceuticals †	28,500	2,457,270
MEI Pharma †	600,000	1,008,000
Mirati Therapeutics †	223,630	17,423,013
Momenta Pharmaceuticals †	141,501	1,833,853
MorphoSys †	390,000	42,975,638
Mustang Bio †	120,000	391,200
Myriad Genetics †	135,000	3,865,050
Nektar Therapeutics †	165,000	3,005,475
Neurocrine Biosciences †	110,000	9,912,100
Portola Pharmaceuticals †	130,000	3,486,600
Proteostasis Therapeutics †	750,000	633,750
Provention Bio †	70,000	477,750
Puma Biotechnology †	61,255	659,410
Regeneron Pharmaceuticals †	101,000	28,017,400
REGENXBIO †	149,000	5,304,400

4

	Number of shares	Value (US $)
Common Stock² (continued)
Biotechnology (continued)
Rigel Pharmaceuticals †	1,600,000	$2,992,000
Rocket Pharmaceuticals †	58,000	675,700
Sangamo Therapeutics †	400,000	3,620,000
Sarepta Therapeutics †	23,000	1,732,360
Seattle Genetics †	95,000	8,113,000
Spark Therapeutics †	90,000	8,728,200
Syndax Pharmaceuticals †	180,000	1,344,600
Ultragenyx Pharmaceutical †	70,000	2,994,600
uniQure †	696,000	27,394,560
United Therapeutics †	86,000	6,858,500
Vascular Biogenics †	200,000	270,000
Vertex Pharmaceuticals †	25,000	4,235,500
Viking Therapeutics †	330,100	2,271,088
Voyager Therapeutics †	5,700	98,097
Xencor †	129,191	4,357,612
XOMA †	51,737	1,009,906

		307,107,222

Blue Chip Medical Products – 43.86%
AbbVie	130,000	9,843,600
Amgen	246,964	47,790,004
AstraZeneca	110,000	9,820,539
AstraZeneca ADR	60,000	2,674,200
Biogen †	48,000	11,175,360
Boston Scientific †	510,000	20,751,900
Bristol-Myers Squibb	120,000	6,085,200
Celgene †	80,000	7,944,000
Chugai Pharmaceutical	500,000	38,843,931
Eli Lilly & Co.	181,446	20,291,106
Gilead Sciences	240,000	15,211,200
GlaxoSmithKline ADR	280,000	11,950,400
Johnson & Johnson	100,000	12,938,000
Merck & Co.	155,000	13,047,900
Pfizer	500,000	17,965,000
Roche Holding	150,000	43,652,623
Sanofi	380,000	35,230,236
Sanofi ADR	1,350,000	62,545,500
Stryker	15,000	3,244,500
Teva Pharmaceutical Industries ADR †	530,000	3,646,400
UCB	60,000	4,355,440
Zimmer Biomet Holdings	80,000	10,981,600

		409,988,639

5

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Healthcare Services – 11.76%
Anthem	50,000	$12,005,000
Cigna	75,000	11,384,250
CVS Health	542,700	34,228,089
DaVita †	80,000	4,565,600
McKesson	70,000	9,566,200
Quest Diagnostics	48,000	5,137,440
UnitedHealth Group	120,000	26,078,400
Walgreens Boots Alliance	125,000	6,913,750

		109,878,729

Other – 4.83%
Cia de Minas Buenaventura ADR	115,300	1,750,254
Fannie Mae †	1,300,000	4,940,000
Federal Home Loan Mortgage †	1,050,000	3,769,500
Micron Technology †	436,600	18,708,310
NIO ADR †	100,000	156,000
Opera ADR †	184,700	1,856,235
QUALCOMM	100,000	7,628,000
SINA †	60,000	2,351,400
Sohu.com ADR †	390,722	3,969,735

		45,129,434

Small- / Mid-Cap Medical Products – 7.27%
ABIOMED †	39,200	6,973,288
Aerie Pharmaceuticals †	5,100	98,022
Akorn †	501,000	1,903,800
Allergan	111,500	18,764,335
Dermira †	150,000	958,500
Halozyme Therapeutics †	230,000	3,567,300
Inspire Medical Systems †	30,000	1,830,600
Intra-Cellular Therapies †	100,000	747,000
Mylan †	1,080,000	21,362,400
Perrigo	210,000	11,736,900

		67,942,145

Total Common Stock (cost $847,845,489)		940,046,169

Rights – 0.00%
Ambit Bioscience †	76,500	0

Total Rights (cost $0)		0

Total Value of Securities – 100.58% (cost $847,845,489)		$940,046,169

6

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities

Delaware Healthcare Fund	September 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$940,046,169
Foreign currencies, at value[2]	122
Receivable for fund shares sold	1,476,586
Foreign tax reclaims receivable	585,946
Dividends and interest receivable	280,522

Total assets	942,389,345

Liabilities:
Cash due to custodian	4,602,557
Payable for fund shares redeemed	1,171,445
Payable for securities purchased	805,314
Investment management fees payable to affiliates	653,193
Other accrued expenses	318,878
Distribution fees payable to affiliates	151,333
Dividend disbursing and transfer agent fees and expenses payable to affiliates	7,732
Trustees’ fees and expenses payable to affiliates	3,681
Accounting and administration expenses payable to affiliates	3,302
Legal fees payable to affiliates	1,767

Total liabilities	7,719,202

Total Net Assets	$934,670,143

Net Assets Consist of:
Paid-in capital	$790,217,563
Total distributable earnings (loss)	144,452,580

Total Net Assets	$934,670,143

8

Net Asset Value
Class A:
Net assets	$283,307,025
Shares of beneficial interest outstanding, unlimited authorization, no par	11,914,360
Net asset value per share	$23.78
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$25.23

Class C:
Net assets	$103,783,574
Shares of beneficial interest outstanding, unlimited authorization, no par	4,598,193
Net asset value per share	$22.57

Class R:
Net assets	$5,784,004
Shares of beneficial interest outstanding, unlimited authorization, no par	246,412
Net asset value per share	$23.47

Institutional Class:
Net assets	$541,795,540
Shares of beneficial interest outstanding, unlimited authorization, no par	22,641,754
Net asset value per share	$23.93

[1]Investments, at cost	$847,845,489
[2]Foreign currencies, at cost	122

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Healthcare Fund	Six months ended September 30, 2019 (Unaudited)

Investment Income:
Dividends	$8,314,384
Interest	116
Foreign tax withheld	(598,237)

7,716,263

Expenses:
Management fees	4,056,075
Distribution expenses – Class A	379,840
Distribution expenses – Class C	560,503
Distribution expenses – Class R	16,777
Dividend disbursing and transfer agent fees and expenses	551,646
Accounting and administration expenses	107,397
Reports and statements to shareholders expenses	85,149
Custodian fees	84,755
Registration fees	73,090
Trustees’ fees and expenses	29,609
Legal fees	21,883
Audit and tax fees	19,340
Other	19,720

6,005,784
Less expenses paid indirectly	(498)

Total operating expenses	6,005,286

Net Investment Income	1,710,977

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	35,791,653
Foreign currencies	(190,065)
Foreign currency exchange contracts	(3,087)

Net realized gain	35,598,501

Net change in unrealized appreciation (depreciation) of:
Investments	(72,490,593)
Foreign currencies	(5,402)

Net change in unrealized appreciation (depreciation)	(72,495,995)

Net Realized and Unrealized Loss	(36,897,494)

Net Decrease in Net Assets Resulting from Operations	$(35,186,517)

See accompanying notes, which are an integral part of the financial statements.

10

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Statements of changes in net assets

Delaware Healthcare Fund

	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,710,977	$(520,868)
Net realized gain	35,598,501	36,353,785
Net change in unrealized appreciation (depreciation)	(72,495,995)	30,134,188

Net increase (decrease) in net assets resulting from operations	(35,186,517)	65,967,105

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(5,059,623)
Class C	—	(1,268,684)
Class R	—	(97,124)
Institutional Class	—	(9,811,391)

	—	(16,236,822)

Capital Share Transactions:
Proceeds from shares sold:
Class A	24,295,543	155,136,237
Class C	8,548,887	52,100,874
Class R	971,654	2,685,459
Institutional Class	115,833,453	402,627,766

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	4,904,232
Class C	—	1,248,508
Class R	—	97,000
Institutional Class	—	9,061,635

	149,649,537	627,861,711

12

	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(50,368,954)	$(71,524,105)
Class C	(16,425,116)	(19,881,047)
Class R	(2,045,717)	(1,947,049)
Institutional Class	(139,780,557)	(132,551,152)

	(208,620,344)	(225,903,353)

Increase (decrease) in net assets derived from capital share transactions	(58,970,807)	401,958,358

Net Increase (Decrease) in Net Assets	(94,157,324)	451,688,641

Net Assets:
Beginning of period	1,028,827,467	577,138,826

End of period	$934,670,143	$1,028,827,467

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	The amount is less than $0.005 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 9/30/19[1] (Unaudited)					10/1/14
	Year ended				to	Year ended

	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$24.63	$22.63	$19.19	$18.46	$20.36	$20.61	$17.19

0.04	(0.03)	0.04	0.16	0.05	0.01	— [4]
(0.89)	2.44	4.08	1.97	(0.44)	1.82	3.84

(0.85)	2.41	4.12	2.13	(0.39)	1.83	3.84

—	(0.15)	(0.68)	(0.18)	(0.17)	(0.01)	—
—	(0.26)	—	(1.22)	(1.34)	(2.07)	(0.42)

—	(0.41)	(0.68)	(1.40)	(1.51)	(2.08)	(0.42)

$23.78	$24.63	$22.63	$19.19	$18.46	$20.36	$20.61

(3.41% )	10.74%	21.56%	12.30%	(2.45% )	9.31%	22.68%

$283,307	$319,993	$212,838	$154,687	$197,138	$218,427	$185,734
1.28%	1.28%	1.31%	1.38%	1.37%	1.36%	1.35%
0.29%	(0.10% )	0.18%	0.84%	0.25%	0.06%	0.01%
17%	33%	28%	29%	46%	19%	60%

15

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 9/30/19[1] (Unaudited)					10/1/14
	Year ended				to	Year ended

	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$23.47	$21.61	$18.36	$17.72	$19.60	$19.97	$16.80

(0.05)	(0.20)	(0.12)	0.02	(0.10)	(0.07)	(0.14)
(0.85)	2.33	3.90	1.88	(0.42)	1.77	3.73

(0.90)	2.13	3.78	1.90	(0.52)	1.70	3.59

—	(0.01)	(0.53)	(0.04)	(0.02)	—	—
—	(0.26)	—	(1.22)	(1.34)	(2.07)	(0.42)

—	(0.27)	(0.53)	(1.26)	(1.36)	(2.07)	(0.42)

$22.57	$23.47	$21.61	$18.36	$17.72	$19.60	$19.97

(3.79% )	9.91%	20.67%	11.45%	(3.17% )	8.92%	21.77%

$103,784	$115,843	$76,033	$57,814	$73,715	$76,558	$62,398
2.03%	2.03%	2.06%	2.13%	2.12%	2.11%	2.10%
(0.46% )	(0.85% )	(0.57% )	0.09%	(0.50% )	(0.69% )	(0.74% )
17%	33%	28%	29%	46%	19%	60%

17

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount is less than $0.005 per share.

[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 9/30/19[1] (Unaudited)					10/1/14
	Year ended				to	Year ended
	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$24.34	$22.37	$18.98	$18.27	$20.17	$20.45	$17.10

0.01	(0.08)	(0.02)	0.11	— [4]	(0.02)	(0.05)
(0.88)	2.40	4.04	1.95	(0.44)	1.81	3.82

(0.87)	2.32	4.02	2.06	(0.44)	1.79	3.77

—	(0.09)	(0.63)	(0.13)	(0.12)	—	—
—	(0.26)	—	(1.22)	(1.34)	(2.07)	(0.42)

—	(0.35)	(0.63)	(1.35)	(1.46)	(2.07)	(0.42)

$23.47	$24.34	$22.37	$18.98	$18.27	$20.17	$20.45

(3.57% )	10.44%	21.26%	12.03%	(2.71% )	9.17%	22.46%

$5,784	$7,080	$5,683	$5,169	$5,878	$5,713	$4,506
1.53%	1.53%	1.56%	1.63%	1.62%	1.61%	1.60%
0.04%	(0.35% )	(0.07% )	0.59%	0.00%	(0.19% )	(0.24% )
17%	33%	28%	29%	46%	19%	60%

19

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total return is based on the change in a net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended					10/1/14
9/30/19[1]	Year ended				to	Year ended
(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$24.75	$22.74	$19.28	$18.53	$20.44	$20.70	$17.23

0.07	0.04	0.09	0.21	0.10	0.03	0.05
(0.89)	2.43	4.10	1.98	(0.45)	1.84	3.84

(0.82)	2.47	4.19	2.19	(0.35)	1.87	3.89

—	(0.20)	(0.73)	(0.22)	(0.22)	(0.06)	—
—	(0.26)	—	(1.22)	(1.34)	(2.07)	(0.42)

—	(0.46)	(0.73)	(1.44)	(1.56)	(2.13)	(0.42)

$23.93	$24.75	$22.74	$19.28	$18.53	$20.44	$20.70

(3.31% )	10.98%	21.84%	12.53%	(2.20% )	9.49%	23.00%

$541,795	$585,911	$282,585	$137,621	$156,600	$179,357	$186,791
1.03%	1.03%	1.06%	1.13%	1.12%	1.11%	1.10%
0.54%	0.14%	0.43%	1.09%	0.50%	0.31%	0.26%
17%	33%	28%	29%	46%	19%	60%

21

Notes to financial statements

Delaware Healthcare Fund	September 30, 2019 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Fund is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

22

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2019 and for all open tax years (years ended March 31, 2017–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statement of operations.” During the six months ended Sept. 30, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded

23

Notes to financial statements

Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended Sept. 30, 2019.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, the Fund earned $498 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of the average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $20,539 for these services.

Effective May 30, 2019, DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC

24

has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $48,304 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2019, the Fund was charged $12,588 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2019, DDLP earned $96,335 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2019, DDLP received gross CDSC commissions of $6,406 and $16,152 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

25

Notes to financial statements

Delaware Healthcare Fund

3. Investments

For the six months ended Sept. 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$162,527,844
Sales	181,663,162

At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$847,845,489

Aggregate unrealized appreciation of investments	$208,833,409
Aggregate unrealized depreciation of investments	(116,632,729)

Net unrealized appreciation of investments	$92,200,680

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

26

restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2019:

	Level 1	Level 3	Total

Securities

Assets:
Common Stock	$940,046,169	$—	$940,046,169
Rights	—	—	—

Total Value of Securities	$940,046,169	$—	$940,046,169

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in the above table.

During the six months ended Sept. 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Sept. 30, 2019. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

27

Notes to financial statements

Delaware Healthcare Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/19	Year ended 3/31/19
Shares sold:
Class A	1,006,210	6,349,141
Class C	372,172	2,229,329
Class R	40,574	113,033
Institutional Class	4,751,807	16,412,656

Shares issued upon reinvestment of dividends and distributions:
Class A	—	208,868
Class C	—	55,663
Class R	—	4,175
Institutional Class	—	384,293

	6,170,763	25,757,158

Shares redeemed:
Class A	(2,084,799)	(2,970,638)
Class C	(710,817)	(867,334)
Class R	(85,026)	(80,419)
Institutional Class	(5,780,137)	(5,556,358)

	(8,660,779)	(9,474,749)

Net increase (decrease)	(2,490,016)	16,282,409

28

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended Sept. 30, 2019 and the year ended March 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended 9/30/19	235,749	4,387	2,997	235,631	$5,736,307
Year ended 3/31/19	66,065	37,808	8,488	93,145	2,487,154

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Sept. 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency

29

Notes to financial statements

Delaware Healthcare Fund

6. Derivatives (continued)

change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2019, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2019, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2019.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts	$180,422	$334,646

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of

30

supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2019, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by

31

Notes to financial statements

Delaware Healthcare Fund

8. Credit and Market Risk (continued)

factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

On Nov. 4, 2019, the Fund, along with the other Participants, entered into an amendment to the agreement for a $250,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on Nov. 3, 2020.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

32

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Healthcare Fund at a meeting held on August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Healthcare Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHK”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMGL, and MFMHK, as applicable, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

33

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Healthcare Fund at a meeting held on August 21-22, 2019 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MFMHK to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MFMHK personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MFMHK and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MFMHK.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance

34

Universe. The report further showed that the Fund’s total return for the 10-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out

35

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Healthcare Fund at a meeting held on August 21-22, 2019 (continued)

benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MFMHK in relation to the services being provided to the Fund and in relation to MFMHK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MFMHK in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2019, the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

36

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Funds

by Macquarie

Philadelphia, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Funds

by Macquarie

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds

by Macquarie

Philadelphia, PA

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

37

Semiannual report

US equity mutual fund

Delaware Small Cap Growth Fund

September 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2019 to Sept. 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

Delaware Small Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$960.50	1.30%	$6.37
Class C	1,000.00	956.40	2.05%	10.03
Class R	1,000.00	959.10	1.55%	7.59
Institutional Class	1,000.00	960.90	1.05%	5.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.30%	$6.56
Class C	1,000.00	1,014.75	2.05%	10.33
Class R	1,000.00	1,017.25	1.55%	7.82
Institutional Class	1,000.00	1,019.75	1.05%	5.30

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund	As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	99.18%
Communication Services	2.65%
Consumer Discretionary	20.54%
Consumer Staples	9.98%
Financials	6.64%
Healthcare	31.51%
Industrials	10.32%
Information Technology	17.54%
Short-Term Investments	0.78%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Healthcare sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of biotechnology, healthcare products, healthcare services, pharmaceuticals, and retail. As of Sept. 30, 2019, such amounts, as percentage of total net assets, were 1.42%, 13.85%, 8.39%, 5.65%, and 2.20%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare sector for financial reporting purposes may exceed 25%.

Security type / sector allocation and top 10

equity holdings

Delaware Small Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Trex	5.18%
SiteOne Landscape Supply	5.14%
Teladoc Health	4.95%
Shake Shack Class A	4.64%
YETI Holdings	4.29%
Pacira BioSciences	4.17%
Silicon Laboratories	4.15%
iRhythm Technologies	4.06%
Simply Good Foods	3.97%
Freshpet	3.86%

Schedule of investments

Delaware Small Cap Growth Fund	September 30, 2019 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 99.18%²

Communication Services – 2.65%
Bandwidth Class A †	5,105	$332,387

		332,387

Consumer Discretionary – 20.54%
Canada Goose Holdings †	8,965	394,191
Five Below †	2,840	358,124
Floor & Decor Holdings Class A †	8,388	429,046
Ollie’s Bargain Outlet Holdings †	4,610	270,330
Planet Fitness Class A †	100	5,787
Shake Shack Class A †	5,945	582,848
YETI Holdings †	19,218	538,104

		2,578,430

Consumer Staples – 9.98%
Boston Beer Class A †	745	271,240
Freshpet †	9,730	484,262
Simply Good Foods †	17,175	497,903

		1,253,405

Financials – 6.64%
eHealth †	6,222	415,567
LendingTree †	1,345	417,528

		833,095

Healthcare – 31.51%
Blueprint Medicines †	2,418	177,651
CareDx †	17,617	398,320
GW Pharmaceuticals ADR †	1,615	185,774
Invitae †	22,443	432,477
iRhythm Technologies †	6,875	509,506
Novocure †	5,644	422,058
Pacira BioSciences †	13,762	523,919
PetIQ †	10,135	276,280
Quanterix †	18,638	409,291
Teladoc Health †	9,170	620,992

		3,956,268

Industrials – 10.32%
SiteOne Landscape Supply †	8,710	644,714
Trex †	7,155	650,605

		1,295,319

Information Technology – 17.54%
Everbridge †	5,804	358,165
LiveRamp Holdings †	7,925	340,458
Medallia †	8,115	222,594
Monolithic Power Systems	2,530	393,744
Rapid7 †	5,415	245,787

Schedule of investments

Delaware Small Cap Growth Fund

	Number of shares	Value (US $)

Common Stock² (continued)

Information Technology (continued)
Silicon Laboratories †	4,680	$521,118
Zendesk †	1,658	120,835

		2,202,701

Total Common Stock (cost $11,980,199)		12,451,605

Short-Term Investments – 0.78%

Money Market Mutual Funds – 0.78%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)	19,460	19,460
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)	19,460	19,459
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)	19,460	19,460
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)	19,460	19,460
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)	19,460	19,460

Total Short-Term Investments (cost $97,299)		97,299

Total Value of Securities – 99.96% (cost $12,077,498)		$12,548,904

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of financial statements.

Statement of assets and liabilities

Delaware Small Cap Growth Fund	September 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$12,548,904
Receivable for fund shares sold	13,595
Receivable from investment manager	6,443
Prepaid expenses	3,098
Dividends and interest receivable	1,168

Total assets	12,573,208

Liabilities:
Payable for fund shares redeemed	810
Audit and tax fees payable	15,815
Distribution fees payable to affiliates	1,728
Accounting and administration expenses payable to affiliates	369
Dividend disbursing and transfer agent fees and expenses payable to affiliates	103
Trustees’ fees and expenses payable to affiliates	50
Legal fees payable to affiliates	24

Total liabilities	18,899

Total Net Assets	$12,554,309

Net Assets Consist of:
Paid-in capital	$11,430,820
Total distributable earnings (loss)	1,123,489

Total Net Assets	$12,554,309

Statement of assets and liabilities

Delaware Small Cap Growth Fund

Net Asset Value
Class A:
Net assets	$2,546,569
Shares of beneficial interest outstanding, unlimited authorization, no par	255,148
Net asset value per share	$9.98
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.59

Class C:
Net assets	$708,661
Shares of beneficial interest outstanding, unlimited authorization, no par	73,451
Net asset value per share	$9.65

Class R:
Net assets	$1,456,183
Shares of beneficial interest outstanding, unlimited authorization, no par	147,748
Net asset value per share	$9.86

Institutional Class:
Net assets	$7,842,896
Shares of beneficial interest outstanding, unlimited authorization, no par	778,748
Net asset value per share	$10.07
[1] Investments, at cost	$12,077,498

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Small Cap Growth Fund	Six months ended September 30, 2019 (Unaudited)

Investment Income:
Dividends	$2,855

Expenses:
Management fees	49,397
Distribution expenses – Class A	3,205
Distribution expenses – Class C	3,150
Distribution expenses – Class R	3,925
Registration fees	32,230
Accounting and administration expenses	20,706
Audit and tax fees	16,132
Reports and statements to shareholders expenses	13,135
Dividend disbursing and transfer agent fees and expenses	6,295
Custodian fees	1,463
Trustees’ fees and expenses	397
Legal fees	338
Other	5,829

156,202
Less expenses waived	(76,748)
Less expenses paid indirectly	(6)

Total operating expenses	79,448

Net Investment Loss	(76,593)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	708,208
Net change in unrealized appreciation (depreciation) of investments	(1,118,043)

Net Realized and Unrealized Loss	(409,835)

Net Decrease in Net Assets Resulting from Operations	$(486,428)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Small Cap Growth Fund

	Six months
	ended
	9/30/19	Year ended
	(Unaudited)	3/31/19

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(76,593)	$(112,923)
Net realized gain	708,208	2,169,041
Net change in unrealized appreciation (depreciation)	(1,118,043)	171,156

Net increase (decrease) in net assets resulting from operations	(486,428)	2,227,274

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(404,794)
Class C	—	(78,290)
Class R	—	(400,639)
Institutional Class	—	(1,752,445)

	—	(2,636,168)

Capital Share Transactions:
Proceeds from shares sold:
Class A	586,478	2,960,480
Class C	422,948	579,958
Class R	11,973	1,426,311
Institutional Class	813,279	3,190,208

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	390,911
Class C	—	78,286
Class R	—	400,635
Institutional Class	—	1,752,442

	1,834,678	10,779,231

10

	Six months
	ended
	9/30/19	Year ended
	(Unaudited)	3/31/19

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(258,732)	$(1,340,062)
Class C	(159,890)	(184,332)
Class R	(72,019)	(199,831)
Institutional Class	(1,618,925)	(3,436,582)

	(2,109,566)	(5,160,807)

Increase (decrease) in net assets derived from capital share transactions	(274,888)	5,618,424

Net Increase (Decrease) in Net Assets	(761,316)	5,209,530

Net Assets:
Beginning of period	13,315,625	8,106,095

End of period	$12,554,309	$13,315,625

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended				6/30/16[2]
	9/30/19[1]		Year ended		to
	(Unaudited)		3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$10.39		$11.59	$9.22	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.07)	(0.14)	(0.13)	(0.05)
Net realized and unrealized gain (loss)		(0.34)	2.33	3.22	1.12

Total from investment operations		(0.41)	2.19	3.09	1.07

Less dividends and distributions from:
Net realized gain	—		(3.39)	(0.72)	(0.35)

Total dividends and distributions	—		(3.39)	(0.72)	(0.35)

Net asset value, end of period	$9.98		$10.39	$11.59	$9.22

Total return[4]	(3.95%	)	22.47%	34.47%	12.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,546		$2,330	$432	$184
Ratio of expenses to average net assets	1.30%		1.30%	1.30%	1.30%
Ratio of expenses to average net assets prior to fees waived	2.47%		2.68%	3.33%	4.87%
Ratio of net investment loss to average net assets	(1.26%	)	(1.19% )	(1.20% )	(0.77% )
Ratio of net investment loss to average net assets prior to fees waived	(2.43%	)	(2.57% )	(3.23% )	(4.34% )
Portfolio turnover	74%		158%	151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended				6/30/16[2]
	9/30/19[1]		Year ended		to
	(Unaudited)		3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$10.08		$11.43	$9.17	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.10)	(0.21)	(0.20)	(0.11)
Net realized and unrealized gain (loss)		(0.33)	2.25	3.18	1.13

Total from investment operations		(0.43)	2.04	2.98	1.02

Less dividends and distributions from:
Net realized gain	—		(3.39)	(0.72)	(0.35)

Total dividends and distributions	—		(3.39)	(0.72)	(0.35)

Net asset value, end of period	$9.65		$10.08	$11.43	$9.17

Total return[4]	(4.36%	)	21.42%	33.44%	12.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$709		$478	$61	$31
Ratio of expenses to average net assets	2.05%		2.05%	2.05%	2.05%
Ratio of expenses to average net assets prior to fees waived	3.22%		3.43%	4.08%	5.62%
Ratio of net investment loss to average net assets	(2.01%	)	(1.94% )	(1.95% )	(1.52% )
Ratio of net investment loss to average net assets prior to fees waived	(3.18%	)	(3.32% )	(3.98% )	(5.09% )
Portfolio turnover	74%		158%	151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended				6/30/16[2]
	9/30/19[1]		Year ended		to
	(Unaudited)		3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$10.27		$11.53	$9.20	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.08)	(0.17)	(0.15)	(0.07)
Net realized and unrealized gain (loss)		(0.33)	2.30	3.20	1.12

Total from investment operations		(0.41)	2.13	3.05	1.05

Less dividends and distributions from:
Net realized gain	—		(3.39)	(0.72)	(0.35)

Total dividends and distributions	—		(3.39)	(0.72)	(0.35)

Net asset value, end of period	$9.86		$10.27	$11.53	$9.20

Total return[4]	(4.09%	)	22.05%	34.10%	12.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,456		$1,577	$8	$6
Ratio of expenses to average net assets	1.55%		1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived	2.72%		2.93%	3.58%	5.12%
Ratio of net investment loss to average net assets	(1.51%	)	(1.44% )	(1.45% )	(1.02% )
Ratio of net investment loss to average net assets prior to fees waived	(2.68%	)	(2.82% )	(3.48% )	(4.59% )
Portfolio turnover	74%		158%	151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended				6/30/16[2]
	9/30/19[1]		Year ended		to
	(Unaudited)		3/31/19	3/31/18	3/31/17

Net asset value, beginning of period	$10.47		$11.64	$9.24	$8.50

Income (loss) from investment operations:
Net investment loss[3]		(0.05)	(0.11)	(0.10)	(0.04)
Net realized and unrealized gain (loss)		(0.35)	2.33	3.22	1.13

Total from investment operations		(0.40)	2.22	3.12	1.09

Less dividends and distributions from:
Net realized gain	—		(3.39)	(0.72)	(0.35)

Total dividends and distributions	—		(3.39)	(0.72)	(0.35)

Net asset value, end of period	$10.07		$10.47	$11.64	$9.24

Total return[4]	(3.91%	)	22.68%	34.73%	12.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,843		$8,931	$7,605	$5,621
Ratio of expenses to average net assets	1.05%		1.05%	1.05%	1.05%
Ratio of expenses to average net assets prior to fees waived	2.22%		2.43%	3.08%	4.62%
Ratio of net investment loss to average net assets	(1.01%	)	(0.94% )	(0.95% )	(0.52% )
Ratio of net investment loss to average net assets prior to fees waived	(2.18%	)	(2.32% )	(2.98% )	(4.09% )
Portfolio turnover	74%		158%	151%	145%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

15

Notes to financial statements

Delaware Small Cap Growth Fund	September 30, 2019 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Small Cap Growth Fund, and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2019 and for all open tax years (years ended March 31, 2017–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s

16

financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statement of operations.” During the six months ended Sept. 30, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2019.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, the Fund earned $6 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

17

Notes to financial statements

Delaware Small Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund’s average daily net assets. This waiver was in effect from April 1, 2019 through Sept. 30, 2019.* This waiver and reimbursement may only be terminated by agreement of DMC and the Fund. The waiver and reimbursement are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $2,254 for these services.

Effective May 30, 2019, DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $647 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the

18

Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2019, the Fund was charged $162 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2019, DDLP earned $861 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from July 30, 2018 through July 29, 2020.

3. Investments

For the six months ended Sept. 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$9,652,431
Sales	10,018,505

At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$12,077,498

Aggregate unrealized appreciation of investments	$1,402,387
Aggregate unrealized depreciation of investments	(930,981)

Net unrealized appreciation of investments	$471,406

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the

19

Notes to financial statements

Delaware Small Cap Growth Fund

3. Investments (continued)

asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2019:

Level 1

Securities
Assets:
Common Stock	$12,451,605
Short-Term Investments	97,299

Total Value of Securities	$12,548,904

During the six months ended Sept. 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

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A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended Sept. 30, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/19	3/31/19
Shares sold:
Class A	55,580	248,349
Class C	41,845	49,195
Class R	1,122	126,784
Institutional Class	76,517	270,993

Shares issued upon reinvestment of dividends and distributions:
Class A	—	42,215
Class C	—	8,698
Class R	—	43,737
Institutional Class	—	188,030

	175,064	978,001

Shares redeemed:
Class A	(24,617)	(103,629)
Class C	(15,739)	(15,923)
Class R	(6,900)	(17,642)
Institutional Class	(150,523)	(259,423)

	(197,779)	(396,617)

Net increase (decrease)	(22,715)	581,384

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Notes to financial statements

Delaware Small Cap Growth Fund

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended Sept. 30, 2019 and the year ended March 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
	Shares	Shares	Value
Six months ended 9/30/19	51	50	$527
Year ended 3/31/19	69	67	752

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Sept. 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

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Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated

23

Notes to financial statements

Delaware Small Cap Growth Fund

under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update ASU, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

On Nov. 4, 2019, the Fund, along with the other Participants, entered into an amendment to the agreement for a $250,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on Nov. 3, 2020.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information

Delaware Small Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Small Cap Growth Fund at a meeting held on August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHK”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMGL, and MFMHK, as applicable, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

25

Other Fund information

Delaware Small Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Small Cap Growth Fund at a meeting held on August 21-22, 2019 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MFMHK to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MFMHK personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MFMHK and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MFMHK.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s

26

total return for the 1-year and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out

27

Other Fund information

Delaware Small Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Small Cap Growth Fund at a meeting held on August 21-22, 2019 (continued)

benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MFMHK in relation to the services being provided to the Fund and in relation to MFMHK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MFMHK in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

28

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds® by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Affiliated officers

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President

and Treasurer

3M Company

St. Paul, MN

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

29

Semiannual report US equity mutual fund Delaware Smid Cap Growth Fund September 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services are provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2019 to Sept. 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$1,005.00	1.10%	$5.51
Class C	1,000.00	1,001.00	1.85%	9.25
Class R	1,000.00	1,003.70	1.35%	6.76
Institutional Class	1,000.00	1,006.30	0.85%	4.26
Class R6	1,000.00	1,006.90	0.78%	3.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.10%	$5.55
Class C	1,000.00	1,015.75	1.85%	9.32
Class R	1,000.00	1,018.25	1.35%	6.81
Institutional Class	1,000.00	1,020.75	0.85%	4.29
Class R6	1,000.00	1,021.10	0.78%	3.94

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation and top 10 equity holdings
Delaware Smid Cap Growth Fund	As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.98%
Communication Services	4.46%
Consumer Discretionary	21.19%
Consumer Staples	2.26%
Financials	5.12%
Healthcare	23.98%
Industrials	10.85%
Technology	32.12%
Total Value of Securities	99.98%
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and Statement of Additional Information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Technology sector consisted of advertising, computers, Internet, semiconductors, software, and telecommunications. As of Sept. 30, 2019 such amounts, as a percentage of total net assets, were 3.21%, 3.85%, 11.93%, 4.85%, 6.40%, and 1.88%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Teladoc Health	5.11%
SiteOne Landscape Supply	5.06%
Trex	4.86%
YETI Holdings	4.59%
Five Below	4.58%
Match Group	4.46%
Zendesk	4.38%
LendingTree	4.30%
RingCentral Class A	4.15%
Novocure	4.13%

3

Schedule of investments
Delaware Smid Cap Growth Fund	September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.98%²
Communication Services – 4.46%
Match Group	1,058,406	$75,612,525

		75,612,525

Consumer Discretionary – 21.19%
Bright Horizons Family Solutions †	1,150	175,375
Canada Goose Holdings †	809,914	35,611,918
Five Below †	615,808	77,653,389
Floor & Decor Holdings Class A †	1,049,071	53,659,982
Lululemon Athletica †	83,694	16,113,606
Ollie’s Bargain Outlet Holdings †	507,186	29,741,387
Peloton Interactive Class A †	40,000	1,004,000
Shake Shack Class A †	688,267	67,477,697
YETI Holdings †	2,782,964	77,922,992

		359,360,346

Consumer Staples – 2.26%
Boston Beer Class A †	105,419	38,380,949

		38,380,949

Financials – 5.12%
eHealth †	209,769	14,010,471
LendingTree †	234,886	72,915,661

		86,926,132

Healthcare – 23.98%
ABIOMED †	630	112,071
Blueprint Medicines †	114,740	8,429,948
Exact Sciences †	357,378	32,296,250
GW Pharmaceuticals ADR †	111,782	12,858,283
Invitae †	2,545,776	49,057,103
iRhythm Technologies †	812,089	60,183,916
Novocure †	937,845	70,132,049
Pacira BioSciences †	1,649,724	62,804,993
Quanterix †	1,104,208	24,248,408
Teladoc Health †	1,280,500	86,715,460

		406,838,481

Industrials – 10.85%
HEICO	125,930	15,726,138
SiteOne Landscape Supply †	1,160,029	85,865,346
Trex †	906,853	82,460,143

		184,051,627

Technology – 32.12%
Arista Networks †	133,717	31,947,666
Broadridge Financial Solutions	378,700	47,121,641
EPAM Systems †	358,193	65,305,748
Everbridge †	592,000	36,532,320

4

	Number of shares	Value (US $)
Common Stock² (continued)
Technology (continued)
Marvell Technology Group	1,591,776	$39,746,647
Monolithic Power Systems	207,150	32,238,755
Okta †	263,799	25,973,649
Proofpoint †	245,706	31,708,359
RingCentral Class A †	560,321	70,409,937
Silicon Laboratories †	91,524	10,191,197
Splunk †	210,574	24,818,252
Trade Desk Class A †	290,722	54,524,911
Zendesk †	1,018,835	74,252,695

		544,771,777

Total Common Stock (cost $1,364,500,081)		1,695,941,837

Total Value of Securities – 99.98% (cost $1,364,500,081)		$1,695,941,837

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware Smid Cap Growth Fund	September 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$1,695,941,837
Receivable for securities sold	15,883,529
Receivable for fund shares sold	3,225,831
Dividends and interest receivable	288,846

Total assets	1,715,340,043

Liabilities:
Cash overdraft	1,560,826
Payable for securities purchased	14,586,404
Payable for fund shares redeemed	1,231,284
Investment management fees payable to affiliates	996,369
Other accrued expenses	327,006
Distribution fees payable to affiliates	251,845
Audit and tax fees payable	18,415
Dividend disbursing and transfer agent fees and expenses payable to affiliates	14,062
Trustees’ fees and expenses payable to affiliates	6,847
Accounting and administration expenses payable to affiliates	5,736
Legal fees payable to affiliates	3,287
Distribution payable	588

Total liabilities	19,002,669

Total Net Assets	$1,696,337,374

Net Assets Consist of:
Paid-in capital	$1,327,319,203
Total distributable earnings (loss)	369,018,171

Total Net Assets	$1,696,337,374

6

Net Asset Value
Class A:
Net assets	$896,786,789
Shares of beneficial interest outstanding, unlimited authorization, no par	37,405,165
Net asset value per share	$23.97
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$25.43

Class C:
Net assets	$63,790,085
Shares of beneficial interest outstanding, unlimited authorization, no par	6,209,360
Net asset value per share	$10.27

Class R:
Net assets	$11,240,054
Shares of beneficial interest outstanding, unlimited authorization, no par	517,926
Net asset value per share	$21.70

Institutional Class:
Net assets	$706,731,974
Shares of beneficial interest outstanding, unlimited authorization, no par	21,053,424
Net asset value per share	$33.57

Class R6:
Net assets	$17,788,472
Shares of beneficial interest outstanding, unlimited authorization, no par	528,987
Net asset value per share	$33.63
[1]Investments, at cost	$1,364,500,081

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Smid Cap Growth Fund	Six months ended September 30, 2019 (Unaudited)

Investment Income:
Dividends	$388,299

Expenses:
Management fees	5,878,388
Distribution expenses – Class A	1,171,121
Distribution expenses – Class C	320,801
Distribution expenses – Class R	32,931
Dividend disbursing and transfer agent fees and expenses	810,303
Accounting and administration expenses	170,306
Registration fees	92,317
Reports and statements to shareholders expenses	77,450
Trustees’ fees and expenses	51,129
Legal fees	38,205
Custodian fees	33,981
Audit and tax fees	18,666
Other	27,760

8,723,358
Less expenses paid indirectly	(743)

Total operating expenses	8,722,615

Net Investment Loss	(8,334,316)

Net Realized and Unrealized Gain:
Net realized gain on Investment	58,286,532
Net change in unrealized appreciation (depreciation) of:
Investments	(49,552,859)
Foreign currencies	11,274

Net change in unrealized appreciation (depreciation)	(49,541,585)

Net Realized and Unrealized Gain	8,744,947

Net Increase in Net Assets Resulting from Operations	$410,631

See accompanying notes, which are an integral part of the financial statements.

8

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Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Six months ended 9/30/2019 (Unaudited)	Year ended 3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(8,334,316)	$(10,468,090)
Net realized gain	58,286,532	80,895,784
Net change in unrealized appreciation (depreciation)	(49,541,585)	143,155,032

Net increase in net assets resulting from operations	410,631	213,582,726

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(108,630,804)
Class C	—	(11,614,109)
Class R	—	(1,937,879)
Institutional Class	—	(41,863,624)
Class R6	—	(584,121)

	—	(164,630,537)

Capital Share Transactions:
Proceeds from shares sold:
Class A	57,111,378	164,834,821
Class C	15,548,770	38,915,055
Class R	1,628,311	5,209,500
Institutional Class	266,376,688	503,937,429
Class R6	11,810,378	9,378,770

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	105,728,675
Class C	—	11,502,275
Class R	—	1,936,635
Institutional Class	—	40,785,405
Class R6	—	354,219

	352,475,525	882,582,784

	Six months ended 9/30/2019 (Unaudited)	Year ended 3/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(66,472,965)	$(178,190,370)
Class C	(7,662,874)	(38,318,977)
Class R	(4,679,526)	(6,540,676)
Institutional Class	(140,601,190)	(209,906,097)
Class R6	(2,860,415)	(1,733,427)

	(222,276,970)	(434,689,547)

Increase in net assets derived from capital share transactions	130,198,555	447,893,237

Net Increase in Net Assets	130,609,186	496,845,426

Net Assets:
Beginning of period	1,565,728,188	1,068,882,762

End of period	$1,696,337,374	$1,565,728,188

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/2019[1]					10/1/14
	Year ended				to	Year ended

(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$23.85	$22.83	$17.59	$27.04	$29.41	$29.12	$28.96

(0.13)	(0.20)	(0.20)	(0.14)	(0.01)	0.08	(0.11)
0.25	4.35	5.74	(0.08)	0.65	4.33	1.35

0.12	4.15	5.54	(0.22)	0.64	4.41	1.24

—	(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—	(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$23.97	$23.85	$22.83	$17.59	$27.04	$29.41	$29.12

0.50%	19.68%	31.68%	1.13%	2.26%	16.02%	4.19%

$896,787	$901,171	$776,647	$653,453	$787,583	$838,620	$779,507
1.10%	1.12%	1.17%	1.21%	1.20%	1.22%	1.19%
(1.05% )	(0.82% )	(1.00% )	(0.60% )	(0.03% )	0.53%	(0.36% )
54%	96%	101%	159%	24%	8%	26%

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					10/1/14
9/30/2019[1]	Year ended				to	Year ended

(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$10.26	$11.55	$9.09	$18.76	$21.46	$22.34	$22.62

(0.10)	(0.18)	(0.18)	(0.20)	(0.16)	(0.02)	(0.25)
0.11	2.02	2.94	(0.24)	0.47	3.26	1.05

0.01	1.84	2.76	(0.44)	0.31	3.24	0.80

—	(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—	(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$10.27	$10.26	$11.55	$9.09	$18.76	$21.46	$22.34

0.10%	18.83%	30.71%	0.30%	1.53%	15.60%	3.39%

$63,790	$56,065	$46,508	$49,266	$67,633	$79,901	$77,021
1.85%	1.87%	1.92%	1.96%	1.95%	1.97%	1.94%
(1.80% )	(1.57% )	(1.75% )	(1.35% )	(0.78% )	(0.22% )	(1.11% )
54%	96%	101%	159%	24%	8%	26%

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					10/1/14
9/30/2019[1]	Year ended				to	Year ended

(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$21.62	$21.01	$16.25	$25.77	$28.24	$28.15	$28.10

(0.15)	(0.24)	(0.23)	(0.19)	(0.08)	0.04	(0.18)
0.23	3.98	5.29	(0.10)	0.62	4.17	1.31

0.08	3.74	5.06	(0.29)	0.54	4.21	1.13

—	(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—	(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

$21.70	$21.62	$21.01	$16.25	$25.77	$28.24	$28.15

0.37%	19.42%	31.34%	0.87%	1.99%	15.85%	3.92%

$11,240	$14,143	$13,068	$16,731	$18,768	$17,416	$16,936
1.35%	1.37%	1.42%	1.46%	1.45%	1.47%	1.44%
(1.31% )	(1.07% )	(1.25% )	(0.85% )	(0.28% )	0.28%	(0.61% )
54%	96%	101%	159%	24%	8%	26%

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/2019[1]	Year ended				10/1/14 to	Year ended

(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$33.35	$30.69	$23.50	$32.83	$34.98	$33.89	$33.46

(0.14)	(0.19)	(0.20)	(0.11)	0.08	0.13	(0.04)
0.36	5.98	7.69	0.02	0.78	5.08	1.55

0.22	5.79	7.49	(0.09)	0.86	5.21	1.51

—	—	—	(0.01)	—	—	—
—	(3.13)	(0.30)	(9.23)	(3.01)	(4.12)	(1.08)

—	(3.13)	(0.30)	(9.24)	(3.01)	(4.12)	(1.08)

$33.57	$33.35	$30.69	$23.50	$32.83	$34.98	$33.89

0.63%	19.99%	32.01%	1.33%	2.54%	16.13%	4.44%

$706,732	$585,344	$231,474	$226,724	$432,915	$364,740	$337,183
0.85%	0.87%	0.92%	0.96%	0.95%	0.97%	0.94%
(0.80% )	(0.57% )	(0.75% )	(0.35% )	0.22%	0.78%	(0.11% )
54%	96%	101%	159%	24%	8%	26%

Financial highlights

Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Portfolio turnover is representative of the Fund for the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/2019[1] (Unaudited)				5/2/16[2]
		Year ended		to
		3/31/19	3/31/18	3/31/17
$33.40		$30.71	$23.50	$33.01

(0.13)		(0.16)	(0.19)	(0.05)
0.36		5.98	7.70	(0.19)

0.23		5.82	7.51	(0.24)

—		—	—	(0.04)
—		(3.13)	(0.30)	(9.23)

—		(3.13)	(0.30)	(9.27)

$33.63		$33.40	$30.71	23.50

0.69%		20.08%	32.10%	0.88%

$17,788		$9,005	$1,186	$2
0.78%		0.80%	0.84%	0.84%
(0.73%	)	(0.50% )	(0.67% )	(0.21% )
54%		96%	101%	159% [5]

Notes to financial statements
Delaware Smid Cap Growth Fund	September 30, 2019 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Healthcare Fund, Delaware Smid Cap Growth Fund, and Delaware Small Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statement of operations.” In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. During the six months ended Sept. 30, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended Sept. 30, 2019.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, the Fund earned $743 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $33,937 for these services.

Effective May 30, 2019, DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $83,222 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2019, the Fund was charged $21,768 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2019, DDLP earned $101,086 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2019, DDLP received gross CDSC commissions of $1,313 and $6,839 on redemptions of the Fund’s Class A and Class C shares,

Notes to financial statements

Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended Sept. 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,034,602,578
Sales	913,099,945

At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,364,500,081

Aggregate unrealized appreciation of investments	$394,274,287
Aggregate unrealized depreciation of investments	(62,832,531)

Net unrealized appreciation of investments	$331,441,756

Qualified late year losses represent ordinary losses realized from Jan. 1, 2019 through March 31, 2019 and capital losses realized from Nov. 1, 2018 through March 31, 2019, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year. At March 31, 2019, the fund had $56,013,602 qualified late year loss deferrals.

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2019:

Level 1
Securities
Assets:
Common Stock	$1,695,941,837

During the six months ended Sept. 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Sept. 30, 2019. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2019, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/19	Year ended 3/31/19
Shares sold:
Class A	2,296,366	6,510,875
Class C	1,458,433	3,368,899
Class R	72,483	230,536
Institutional Class	7,562,781	15,286,247
Class R6	340,482	272,887

Shares issued upon reinvestment of dividends and distributions:
Class A	—	4,924,461
Class C	—	1,242,146
Class R	—	99,416
Institutional Class	—	1,359,045
Class R6	—	11,792

	11,730,545	33,306,304

Shares redeemed:
Class A	(2,673,107)	(7,675,690)
Class C	(713,919)	(3,172,584)
Class R	(208,797)	(297,634)
Institutional Class	(4,058,359)	(6,638,042)
Class R6	(81,090)	(53,693)

	(7,735,272)	(17,837,643)

Net Increase	3,995,273	15,468,661

Notes to financial statements

Delaware Smid Cap Growth Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.“ For the six months ended Sept. 30, 2019 and the year ended March 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended 9/30/19	22,245	24,678	5,775	19,342	$815,827
Year ended 3/31/19	68,887	394,464	192,914	54,666	$7,079,422

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Sept. 30, 2019, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in

Notes to financial statements

Delaware Smid Cap Growth Fund

7. Credit and Market Risk (continued)

small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

On Nov. 4, 2019, the Fund, along with the other Participants, entered into an amendment to the agreement for a $250,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on Nov. 3, 2020.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Smid Cap Growth Fund at a meeting held on August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Smid Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Funds Management Hong Kong Limited (“MFMHK”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMGL, and MFMHK, as applicable, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MFMHK to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MFMHK personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MFMHK and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MFMHK.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Smid Cap Growth Fund at a meeting held on August 21-22, 2019 (continued)

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MFMHK in relation to the services being provided to the Fund and in relation to MFMHK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MFMHK in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Affiliated officers

David F. Connor

Senior Vice President,

General Counsel,

and Secretary

Delaware Funds

by Macquarie

Philadelphia, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Daniel V. Geatens

Vice President and

Treasurer

Delaware Funds

by Macquarie

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment

Officer

Assurant, Inc.

New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds

by Macquarie

Philadelphia, PA

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2019